As filed with the Securities and Exchange Commission on December 16, 1997.
                    Registration Nos. 033-54632 and 811-07340



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 43



                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 44


                             THE JPM PIERPONT FUNDS
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700


                 Christopher Kelley, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)


                         Copy to: Stephen K. West, Esq.
                                  Sullivan & Cromwell
                                125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[ ] on (date)  pursuant  to  paragraph  (a)(i)
[ ] 75 days  after  filing  pursuant  to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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The U.S. Equity, U.S. Small Company and Series Portfolios have also executed this Registration Statement.


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



                                EXPLANATORY NOTE


         This post-effective amendment No. 43 to the Registrant's registration statement (the "Amendment") on Form N-1A (File No. 033-54632) is being filed with respect to The JPM Pierpont U.S. Equity, U.S. Small Company and U.S. Small Company Opportunities Funds only, separate series of shares of the Registrant, to delay the effectiveness of the "simplified" prospectuses for each Fund from December 17, 1997 until January 2, 1998, which were filed as a part of a 485APOS filing on October 21, 1997 in post-effective amendment no. 41 (Accession No.
0001042058-97-000006). As a result, the Amendment does not affect the effectiveness of The JPM Pierpont Disciplined Equity Fund which was filed as part of the same Registration Statement on October 21, 1997.







































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



                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:


None


The following financial statements are incorporated by reference into Part B:


None


The following financial statements are included in Part B:


None


(b)  Exhibits

Exhibit Number

1. Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 26 to the Registration Statement filed on September 27, 1996 (Accession Number 0000912057-96-021331).

1(a).Amendment No. 5 to  Declaration  of Trust;  Amendment and Fifth Amended and
     Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

1(b).Amendment No. 6 to  Declaration  of Trust;  Amendment and Sixth Amended and
     Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 32 to the Registration Statement February 28, 1997 (Accession Number 0001016964-97-000038).

1(c). Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 34 to the Registration Statement filed on April 30, 1997 (Accession Number 0001019694-97-000063).


1(d) Amendment No. 8 to Declaration  of Trust;  Amendment and Eighth Amended and
     Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(d) to Post-Effective Amendment No. 41 to the Registration Statement filed on October 21, 1997 (Accession Number 0001042058-97-000006).


2.       Restated By-Laws of Registrant.*

6.       Distribution Agreement between Registrant and Funds Distributor, Inc.
         ("FDI").*

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8.       Custodian Contract between Registrant and State Street Bank and Trust
         Company ("State Street").*

9(a).    Co-Administration Agreement between Registrant and FDI.*

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 33 to the Registration Statement filed on March 6, 1997 (Accession Number 0001019694-97-000048).

9(c).    Transfer Agency and Service Agreement between Registrant and State
         Street.*

9(d). Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

9(e). Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

10.      Opinion and consent of Sullivan & Cromwell.*

11.      Consents of independent accountants. (to be filed by amendment)

13.      Purchase agreements with respect to Registrant's initial shares.*

16.      Schedule for computation of performance quotations.*


18. Powers of Attorney were filed as Exhibit No. 18 to Post-Effective Amendment No. 41 to the Registration Statement filed on October 21, 1997 (Accession Number 0001042058-97-000006).


27.      Financial Data Schedules. (to be filed by amendment)
------------------------

* Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on December 27, 1996 (Accession Number 0001016964-96-000066).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of Record Holders as of December 5, 1997.

The JPM Pierpont Prime Money Market Fund: 3,548
The JPM Pierpont Tax Exempt Money Market Fund: 1,568
The JPM Pierpont Federal Money Market Fund: 334
The JPM Pierpont Short Term Bond Fund: 82


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




The JPM Pierpont Bond Fund: 660
The JPM Pierpont Tax Exempt Bond Fund: 932
The JPM Pierpont New York Total Return Bond Fund: 181
The JPM Pierpont Diversified Fund: 540
The JPM Pierpont U.S. Equity Fund: 2,035
The JPM Pierpont U.S. Small Company Fund: 1,613
The JPM Pierpont International Equity Fund: 1,054
The JPM Pierpont Emerging Markets Equity Fund: 969
The JPM Pierpont European Equity Fund: 73
The JPM Pierpont Asia Growth Fund: 30
The JPM Pierpont Japan Equity Fund: 28
The JPM Pierpont International Opportunities Fund: 369
The JPM Pierpont Global Strategic Income Fund: 16
The JPM Pierpont Latin American Equity Fund: 0
The JPM Pierpont Emerging Markets Debt Fund: 30
The JPM Pierpont U.S. Small Company Opportunities Fund: 559


ITEM 27. INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.


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



ITEM 29. PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
The JPM Institutional Funds
JPM Series Trust
JPM Series Trust II

FDI does not act as depositor or investment adviser of any investment companies.

FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).


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



MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent, and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

ITEM 32. UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

(c) The Registrant undertakes to file a Post-Effective Amendment on behalf of The JPM Pierpont Global Strategic Income Fund, The JPM Pierpont Latin American Equity Fund, The JPM Pierpont U.S. Small Company Opportunities Fund and The JPM Pierpont Disciplined Equity Fund using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such funds.

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




                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of December, 1997.


THE JPM PIERPONT FUNDS


By         /s/ Richard W. Ingram
           -----------------------
           Richard W. Ingram
           President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on December 16, 1997.

/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)


Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee



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




*By        /s/ Richard W. Ingram
           ----------------------------
           Richard W. Ingram
           as attorney-in-fact pursuant to a power of attorney previously filed.


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



                                   SIGNATURES


Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of The JPM Pierpont Funds (the "Trust") (File No. 033-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 16th day of December, 1997.

THE U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO AND THE SERIES PORTFOLIO

           /s/ Jacqueline Henning
By         -------------------------
           Jacqueline Henning
           Assistant Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on December 16, 1997.



Richard W. Ingram*
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

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           /s/ Jacqueline Henning
*By        ------------------------
           Jacqueline Henning
           as attorney-in-fact pursuant to a power of attorney previously filed.


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